Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Entity State Store	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 6,169,000	$ 5,305,000
Capitalized vendor rebates	9,926,000	8,086,000
Goodwill and other intangible assets impairment	0	0	$ 0
Advertising expense	22,242,000	21,150,000	19,754,000
Shipping and handling costs	42,809,000	41,345,000	43,324,000
Provision (benefit) for income taxes	105,936,000	$ 104,677,000	$ 91,839,000
Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
Provision (benefit) for income taxes	$ (2,898,000)
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Maximum | Furniture and fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	565
Number of states in which entity operates | State	37